CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (INR) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Unrealized loss (gain) reclassified to earnings, tax	36.5	(320.7)	(1,528.0)
Change in the unrealized net (loss) gain on available for sale securities, tax	(782.3)	(2,402.1)	(2,955.3)